CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2024 shares
CONSOLIDATED STATEMENTS OF CASH FLOWS
Conversion of redeemable convertible preferred stock (in shares)	168,489,871